Accounts receivable, net (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Beginning balance	$ 560,760	¥ 4,030,967	¥ 4,588,786
Allowance/ (Reversal) for credit loss	(81,394)	(584,713)	2,492,478
Write-off	(690)	(4,954)	(3,050,297)
Exchange rate difference | ¥
Exchange difference | $	2,046
Ending balance	$ 480,722	¥ 3,441,300	¥ 4,030,967